Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations

The following tables summarize the activity for the twenty-six weeks ended August 4, 2018 and July 29, 2017 associated with our discontinued operations, which consist of closing two BJ’s clubs in January 2011 (in thousands):

	Discontinued Operations-Twenty-Six Weeks ended August 4, 2018
	Liabilities February 3, 2018	Charges	Payments/ Increase	Liabilities August 4, 2018	Cumulative Charges to Date, Net
BJ’s clubs	$8,683	$399	$(1,142)	$7,940	$59,998

Current portion	$2,122			$2,122
Long-term portion	6,561			5,818

Total	$8,683			$7,940

	Discontinued Operations-Twenty-Six Weeks ended July 29, 2017
	Liabilities January 28, 2017	Charges	Payments/ Increase	Liabilities July 29, 2017	Cumulative Charges to Date, Net
BJ’s clubs	$8,271	$357	$(923)	$7,705	$57,190

Current portion	$2,013			$2,013
Long-term portion	6,258			5,692

Total	$8,271			$7,705

The following tables summarize the activity for 2016 and 2017 associated with discontinued operations, which consist of closing two BJ’s clubs in January 2011 (in thousands):

	Discontinued Operations-2016
	Liabilities January 30, 2016	Charges	Payments/ Increase	Liabilities January 28, 2017	Cumulative Charges to Date, Net
BJ’s clubs	$9,411	$802	$(1,942)	$8,271	$56,833

Current portion	$2,048			$2,013
Long-term portion	7,363			6,258

Total	$9,411			$8,271

	Discontinued Operations-2017
	Liabilities January 28, 2017	Charges	Payments/ Increase	Liabilities February 3, 2018	Cumulative Charges to Date, Net
BJ’s clubs	$8,271	$2,766	$(2,354)	$8,683	$59,599

Current portion	$2,013			$2,122
Long-term portion	6,258			6,561

Total	$8,271			$8,683